Reserves for Closed Properties (Details) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 03, 2016 USD ($)	Sep. 27, 2015 USD ($) Closure	Sep. 28, 2014 USD ($) Closure
Restructuring and Related Activities [Abstract]
New Closures, Number | Closure		7	2
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 28	$ 31	$ 36
Additions	4	9	4
Usage	(8)	(13)	(11)
Adjustments	2	1	2
Ending Balance	$ 26	$ 28	$ 31